SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)				12 Months Ended
	Jun. 17, 2020	Dec. 17, 2019	Dec. 16, 2019	Dec. 31, 2020 USD ($) item	Mar. 31, 2021 item	Dec. 31, 2019 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Stock split (Reverse stock split) ratio	3.494	10	10
Reserve for inventory obsolescence				$ 22,200		$ 0
Decrease in additional paid in capital (APIC) resulting from deferred offering costs related to the IPO				2,667,300
Deferred offering costs				$ 0		$ 0
Lease facility | item				1	1